Capital structure and financial items - Other non-cash items - Other Non-Cash Items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	kr 155	kr 34	kr 21
Capital gain/(loss) on investments, net etc (note 4.9)	145	(163)	25
Result of associated company (note 4.9)	137	(12)	(14)
Share-based payment costs (note 5.1)	363	414	292
Income from the divestment of group companies	(68)	(122)	0
Other changes in non-cash items
Adjustment in non-cash items related to divestment of group companies	162	0	0
Increase/(decrease) in provisions (note 3.7) and retirement benefit obligations	6,071	5,503	214
Other	67	444	1,489
Total other non-cash items	kr 7,032	kr 6,098	kr 2,027